Shareholder's Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholder's Equity
Shareholder’s Equity

Capital Contributions from Parent In addition to receiving a $15 million cash capital contribution from GAFRI in 2016, which is presented in the statement of cash flows, GALIC received non-cash capital contributions from GAFRI totaling $17 million in 2018, $14 million in 2017 and $30 million in 2016. The non-cash capital contributions were investments and other similar assets, as well as GAFRI’s payment of certain overhead expenses on behalf of GALIC.

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”)   Comprehensive income is defined as all changes in shareholder’s equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists primarily of changes in net unrealized gains or losses on available for sale securities. The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2018
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$(561)	$118	$(443)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		6	(1)	5
Total net unrealized gains (losses) on securities (b)	$570	(555)	117	(438)	$(90)	$42
Net unrealized gains (losses) on cash flow hedges	(13)	2	—	2	—	(11)
Total	$557	$(553)	$117	$(436)	$(90)	$31

Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$299	$(105)	$194
Reclassification adjustment for realized (gains) losses included in net earnings (a)		3	(1)	2
Total net unrealized gains on securities (b)	$273	302	(106)	196	$101	$570
Net unrealized losses on cash flow hedges	(7)	(6)	2	(4)	(2)	(13)
Total	$266	$296	$(104)	$192	$99	$557

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$117	$(41)	$76
Reclassification adjustment for realized (gains) losses included in net earnings (a)		9	(3)	6
Total net unrealized gains on securities (b)	$191	126	(44)	82	$—	$273
Net unrealized gains (losses) on cash flow hedges	1	(12)	4	(8)	—	(7)
Total	$192	$114	$(40)	$74	$—	$266

(a)The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings:

OCI component	Affected line in the statement of earnings
Pretax	Realized gains (losses) on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $33 million, $42 million and $34 million at December 31, 2018, 2017 and 2016, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)
On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).